SEGMENTED INFORMATION Schedule of property and equipment by geographical region (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	$ 39,842	$ 42,977
Americas [Member]
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	26,045	26,608
Europe, Middle East and Africa [Member]
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	9,027	11,136
Asia-Pacific [Member]
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	$ 4,770	$ 5,233